UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2013


Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Waterstone Capital Management, L.P.

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-14297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kurt Peterson
Title:  Chief Financial Officer
Phone:  (952) 697-4112


Signature, Place and Date of Signing:


 /s/ Kurt Peterson            Plymouth, Minnesota              May 10, 2013
----------------------      ------------------------      ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            5

Form 13F Information Table Entry Total:       38

Form 13F Information Table Value Total:    $1,463,321
                                           (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number        Name

1.     028-12029                   Waterstone Market Neutral Master Fund, Ltd.

2.     028-13704                   Waterstone Market Neutral MAC 51 Ltd.

3.     028-14301                   Waterstone Offshore ER Fund, Ltd.

4.     028-14300                   Watersone MF Fund, Ltd.

5.     028-15220                   Waterstone Offshore AD Fund, Ltd.








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
                                                     FORM 13F INFORMATION TABLE
                                                 WATERSTONE CAPITAL MANAGEMENT L.P.
                                                           MARCH 31, 2013


COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6 COLUMN 7          COLUMN 8
--------------                ----------------  --------- ---------  -------------------- -------  ---------  ----------------------
                                   TITLE                    VALUE     SHARES/    SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS        CUSIP    (X$1000)     PRN      PRN CALL DSCRETN    MGRS        SOLE    SHARED NONE
--------------                ----------------  --------- ---------  ----------  --- ---- -------  ---------  ---------- ------ ----
ADVANCED MICRO DEVICES INC    NOTE  6.000% 5/0  007903AL1   63,676   63,662,000  PRN      Defined  1,2,3,4,5  63,662,000
AIR LEASE CORP                CL A              00912X302   29,777    1,015,584  SH       Defined  1,2,3,4,5   1,015,584
ASPEN INSURANCE HOLDINGS LTD  PFD PRP INC EQ    G05384113   34,749      522,737  SH       Defined  1,2,3,4,5     522,737
CAREFUSION CORP               COM               14170T101   10,497      300,000  SH       Defined  1,2,3,4,5     300,000
CHESAPEAKE ENERGY CORP        NOTE  2.500% 5/1  165167CA3   91,678   96,200,000  PRN      Defined  1,2,3,4,5  96,200,000
CHESAPEAKE ENERGY CORP        NOTE  2.250%12/1  165167CB1      335      375,000  PRN      Defined  1,2,3,4,5     375,000
CIENA CORP                    COM NEW           171779309    5,727      357,740  SH       Defined  1,2,3,4,5     357,740
COBALT INTL ENERGY INC        NOTE  2.625%12/0  19075FAA4   92,779   83,000,000  PRN      Defined  1,2,3,4,5  83,000,000
CUMULUS MEDIA INC             CL A              231082108    4,068    1,207,069  SH       Defined  1,2,3,4,5   1,207,069
DENDREON CORP                 NOTE  2.875% 1/1  24823QAC1   44,153   55,812,000  PRN      Defined  1,2,3,4,5  55,812,000
DORAL FINL CORP               COM NEW           25811P886      870    1,235,254  SH       Defined  1,2,3,4,5   1,235,254
EXTERRAN HLDGS INC            NOTE  4.250% 6/1  30225XAA1   99,402   77,966,000  PRN      Defined  1,2,3,4,5  77,966,000
F N B UNITED CORP             COM NEW           302519202   10,265    1,051,764  SH       Defined  1,2,3,4,5   1,051,764
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   11,585      350,000      CALL Defined  1,2,3,4,5     350,000
GENERAL MTRS CO               COM               37045V100   37,418    1,345,001  SH       Defined  1,2,3,4,5   1,345,001
HOLOGIC INC                   COM               436440101   20,284      897,500  SH       Defined  1,2,3,4,5     897,500
HORNBECK OFFSHORE SVCS INC N  FRNT  1.625%11/1  440543AE6   25,099   23,215,000  PRN      Defined  1,2,3,4,5  23,215,000
JARDEN CORP                   COM               471109108    3,638       84,900  SH       Defined  1,2,3,4,5      84,900
LAM RESEARCH CORP             COM               512807108    9,234      222,725  SH       Defined  1,2,3,4,5     222,725
LUCENT TECHNOLOGIES INC       DBCV  2.875% 6/1  549463AH0   58,681   58,454,000  PRN      Defined  1,2,3,4,5  58,454,000
MASIMO CORP                   COM               574795100    5,396      275,000  SH       Defined  1,2,3,4,5     275,000
MICROCHIP TECHNOLOGY INC      SDCV  2.125%12/1  595017AB0  195,474  137,199,000  PRN      Defined  1,2,3,4,5 137,199,000
NETAPP INC                    NOTE  1.750% 6/0  64110DAB0    5,044    4,628,000  PRN      Defined  1,2,3,4,5   4,628,000
NEW YORK CMNTY CAP TR V       UNIT 99/99/9999   64944P307   54,540    1,113,527  PRN      Defined  1,2,3,4,5   1,113,527
OLD REP INTL CORP             COM               680223104      572       45,000  SH       Defined  1,2,3,4,5      45,000
PRICELINE COM INC             COM NEW           741503403   43,468       63,166  SH       Defined  1,2,3,4,5      63,166
SANOFI                        RIGHT 12/31/2020  80105N113      489      273,374  SH       Defined  1,2,3,4,5     273,374
SCRIPPS E W CO OHIO           CL A NEW          811054402    2,809      233,524  SH       Defined  1,2,3,4,5     233,524
STANDARD PAC CORP NEW         COM               85375C101   16,965    1,963,593  SH       Defined  1,2,3,4,5   1,963,593
STARWOOD PPTY TR INC          NOTE  4.550% 3/0  85571BAA3   34,696   31,500,000  PRN      Defined  1,2,3,4,5  31,500,000
STATE BK FINL CORP            COM               856190103   35,307    2,156,797  SH       Defined  1,2,3,4,5   2,156,797
SYNOVUS FINL CORP             UNIT 99/99/9999   87161C204   13,494      557,700  SH       Defined  1,2,3,4,5     557,700
TWO HBRS INVT CORP            *W EXP 11/07/201  90187B119    6,392    2,385,106  SH       Defined  1,2,3,4,5   2,385,106
U S AIRWAYS GROUP INC         COM               90341W108   11,031      650,000      PUT  Defined  1,2,3,4,5     650,000
UNITED THERAPEUTICS CORP DEL  COM               91307C102   20,873      342,913  SH       Defined  1,2,3,4,5     342,913
VERISIGN INC                  SDCV  3.250% 8/1  92343EAD4  256,683  173,000,000  PRN      Defined  1,2,3,4,5 173,000,000
XILINX INC                    SDCV  3.125% 3/1  983919AD3   90,695   67,466,000  PRN      Defined  1,2,3,4,5  67,466,000
ZIONS BANCORPORATION          *W EXP 05/22/202  989701115   15,478    3,293,281  SH       Defined  1,2,3,4,5   3,293,281





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